Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property Plant and Equipment
	Plant	Buildings	Vehicles and equipment	Improvements and advances	Total
	$’000	$’000	$’000	$’000	$’000
Cost
Balance – January 1, 2019	$12,945	$823	$22,004	$673	$36,445
Reverse acquisition (note 25)	2,178	1,156	1,233	-	4,567
Additions	203	-	244	330	777
Disposals	-	-	(560)	(48)	(608)
Transfers	-	-	103	(103)	-
Balance - December 31, 2019	$15,326	$1,979	$23,024	$852	$41,181
Additions	114	-	260	602	976
Disposals	-	-	(14)	(415)	(429)
Balance - December 31, 2020	$15,440	$1,979	$23,270	$1,039	$41,728

Accumulated depreciation
Balance - January 1, 2019	$12,648	$125	$10,164	$-	$22,937
Disposals	-	-	(419)	-	(419)
Depreciation for the year	482	76	2,470	-	3,028
Balance - December 31, 2019	$13,130	$201	$12,215	$-	$25,546
Disposals	-	-	(12)	-	(12)
Depreciation for the year	272	161	2,528	-	2,961
Balance - December 31, 2020	$13,402	$362	$14,731	$-	$28,495

Net book value
December 31, 2019	$2,196	$1,778	$10,809	$852	$15,635
December 31, 2020	$2,038	$1,617	$8,539	$1,039	$13,233